Commitments and Contingencies (Details Narrative)														1 Months Ended				3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 22, 2025 USD ($) shares	Oct. 01, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares	Mar. 27, 2025 USD ($)	Aug. 31, 2024 USD ($) shares	Jun. 21, 2024 USD ($) shares	Jan. 17, 2024 shares	Nov. 28, 2023 shares	Sep. 05, 2023 $ / shares shares	Jul. 13, 2023 shares	Apr. 10, 2023 shares	Jan. 18, 2022 $ / shares shares	Dec. 31, 2020 USD ($)	Aug. 31, 2025 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 05, 2023 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Oct. 14, 2025 $ / shares	Jul. 14, 2025 $ / shares
Commission fee | $													$ 10,000.0
Issuance of common stock upon cashless exercise, shares | shares							1,000,000
Loss on extinguishment | $																						$ 343,000.0
Payments for legal settlements | $			$ 41,300
Share based payment | $																					$ 176,000.0	976,000.0	$ 828,300	$ 1,331,900
CSLM Acquisition Corp [Member]
Loss on extinguishment | $																					$ (1,822,844)
Sale of stock, price per share | $ / shares												$ 10.00
CSLM Acquisition Corp [Member] | Common Class A [Member]
Issuance of common stock upon cashless exercise, shares | shares										4,743,749
Sale of stock, price per share | $ / shares			$ 12.10															$ 12.10			$ 12.10					$ 0.02
CSLM Acquisition Corp [Member] | Common Class B [Member]
Issuance of common stock upon cashless exercise, shares | shares										4,743,749
CSLM Acquisition Corp [Member] | Over-Allotment Option [Member]
Issuance of common stock upon cashless exercise, shares | shares												2,475,000
Subsequent Event [Member]
Issuance of common stock upon cashless exercise, shares | shares	19,214,201
Cash payment | $	$ 200,000	$ 200,000
Conversion shares | shares	45,000	45,000
Conversion ratio	0.6580	0.6580
Subsequent Event [Member] | CSLM Acquisition Corp [Member] | Common Class A [Member]
Sale of stock, price per share | $ / shares																									$ 0.02
Common Stock [Member]
Issuance of common stock upon cashless exercise, shares | shares														1,013,125	7,500	7,500	7,500				1,133,537
Common Stock [Member] | Subsequent Event [Member]
Issuance of common stock upon cashless exercise, shares | shares	884,000
Shares issued | shares	29,610	29,610
Common Stock [Member] | Subsequent Event [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares | shares	1,184,000
Conversion shares | shares	408,639
Second Agreement [Member]
Outstanding accounts payable | $					$ 408,900
Cash payment | $					208,900
Cash payable to the vendor | $					$ 408,900
Fair value of obligations | $			$ 478,600															$ 478,600			$ 478,600		478,600
Initial obligations | $			$ 408,900															$ 408,900			408,900		408,900
Loss on extinguishment | $																					$ 69,700		$ 69,700
Second Agreement [Member] | Common Stock [Member]
Issuance of common stock upon cashless exercise, shares | shares					45,000
Conversion shares | shares					45,000
Work Labor and Services Agreement [Member]
Payments to suppliers and employees | $				$ 76,300
Underwriting Agreement [Member] | CSLM Acquisition Corp [Member]
Underwriters option day																					45 days		45 days
Cash underwriting discount per unit | $ / shares			$ 0.20															$ 0.20			$ 0.20		$ 0.20
Payments for underwriting expense | $																					$ 3,795,000		$ 3,795,000
Deferred fee per unit | $ / shares			$ 0.35															$ 0.35			$ 0.35		$ 0.35
Deferred compensation liability | $			$ 6,641,250															$ 6,641,250			$ 6,641,250		$ 6,641,250
Underwriting Agreement [Member] | CSLM Acquisition Corp [Member] | Sponsor [Member] | Common Class A [Member]
Sale of stock, number of shares issued in transaction | shares								426,000
Underwriting Agreement [Member] | CSLM Acquisition Corp [Member] | Over-Allotment Option [Member]
Issuance of common stock upon cashless exercise, shares | shares																					2,475,000		2,475,000
Founder Transaction Bonus Agreement [Member] | CSLM Acquisition Corp [Member] | Founder and Chief Executive Officer [Member]
Deferred compensation arrangement with individual, description																							eligible to receive a transaction bonus in cash equal to the lesser of (i) 20% of each dollar of Parent closing cash in excess of $1,000,000, and (ii) $1,000,000 at the time of the closing of the business combination
Financial Services Agreement [Member] | CSLM Acquisition Corp [Member]
Intra-entity agreement, description																					The Sponsor entered into a financial services agreement (the “Financial Services Agreement”) with a service provider (the “Broker-Dealer”) for a period of twelve (12) months commencing October 13, 2022, to provide broker-dealer services.
Number of shares issued | shares																					125,000		125,000
Share based payment | $																					$ 533,750		$ 533,750	533,750
Consulting Services Agreements [Member] | CSLM Acquisition Corp [Member]
Share based payment | $																					819,950		819,950	819,950
Consulting Services Agreements [Member] | CSLM Acquisition Corp [Member] | Common Class B [Member]
Sale of stock, number of shares issued in transaction | shares																				175,000
Consulting Services Agreements [Member] | CSLM Acquisition Corp [Member] | Sponsor [Member] | Common Class B [Member]
Sale of stock, number of shares issued in transaction | shares									100,000		75,000									75,000
Sale of stock, price per share | $ / shares									$ 0.006											$ 0.006
Capital Markets Advisory Agreement [Member] | CSLM Acquisition Corp [Member]
Share based payment | $																					$ 607,500		$ 607,500	$ 0
Advisory fee paid in cash | $						$ 100,000
Advisory fee paid in cash | shares						75,000